Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 7,569	$ (1,500)	$ 1,837	$ (14,202)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax	(638)	(627)	2,290	(627)
Comprehensive income (loss)	$ 6,931	$ (2,127)	$ 4,127	$ (14,829)